Related Party Transactions - Founder Shares (Details)				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 18, 2022 USD ($) item	Jan. 28, 2021 shares	Oct. 21, 2020 USD ($) D $ / shares shares	Oct. 31, 2022 USD ($) item	Mar. 31, 2023 shares	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) shares
Related Party Transactions
Issuance of Class B common stock to Sponsor | shares					47,594,950
Class A common stock
Related Party Transactions
Issuance of Class B common stock to Sponsor | shares					1,755,063
DiamondHead Holdings Corp.
Related Party Transactions
Aggregate outstanding balance						$ 204,110
DiamondHead Holdings Corp. | Class B common stock
Related Party Transactions
Shares subject to forfeiture | shares							1,125,000
DiamondHead Holdings Corp. | Sponsor
Related Party Transactions
Consideration received						25,000
Maximum borrowing capacity of related party promissory note						$ 300,000
DiamondHead Holdings Corp. | Sponsor | Class B common stock
Related Party Transactions
Number of shares not subject to forfeiture | shares		1,125,000
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days
DiamondHead Holdings Corp. | Founder Shares | Class A common stock
Related Party Transactions
Share exchange ratio						1
DiamondHead Holdings Corp. | Founder Shares | Class B common stock
Related Party Transactions
Number of shares not subject to forfeiture | shares		1,125,000
DiamondHead Holdings Corp. | Founder Shares | Sponsor | Class B common stock
Related Party Transactions
Consideration received			$ 25,000
Issuance of Class B common stock to Sponsor | shares			8,625,000
Shares subject to forfeiture | shares			1,125,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Restrictions on transfer period of time after business combination completion			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D			30
DiamondHead Holdings Corp. | Founder Shares | Anchor Investors | Class B common stock
Related Party Transactions
Issuance of Class B common stock to Sponsor | shares			1,250,625
DiamondHead Holdings Corp. | Promissory Note with Related Party
Related Party Transactions
Maximum borrowing capacity of related party promissory note			$ 300,000
Outstanding balance of related party note							$ 130,000
Aggregate outstanding balance						$ 204,110
Interest rate per annum	10.00%
Accrued interest						$ 4,110
DiamondHead Holdings Corp. | Promissory Note with Related Party | Sponsor
Related Party Transactions
Maximum borrowing capacity of related party promissory note				$ 400,000
Unsecured promissory notes issued, number of affiliates of the Sponsor | item	2			2
Aggregate outstanding balance	$ 400,000